SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Mar. 31, 2016
Valuation and Qualifying Accounts [Abstract]
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II

VALUATION AND QUALIFYING ACCOUNTS

SONY CORPORATION AND CONSOLIDATED SUBSIDIARIES

	Yen in millions
	Balance at beginning of period	Additions charged to costs and expenses	Deductions (Note 1)	Other (Note 2)	Balance at end of period
Fiscal year ended March 31, 2014:
Allowance for doubtful accounts and sales Returns	67,625	42,450	(42,180)	7,618	75,513

Fiscal year ended March 31, 2015:
Allowance for doubtful accounts and sales returns	75,513	60,252	(51,211)	2,044	86,598

Fiscal year ended March 31, 2016:
Allowance for doubtful accounts and sales returns	86,598	56,687	(66,443)	(4,059)	72,783

Notes: 1. Reversal including amounts written off. 2. Translation adjustment.
	Balance at beginning of period	Additions	Deductions	Other (Note 1)	Balance at end of period
Fiscal year ended March 31, 2014:
Valuation allowance — Deferred tax assets	931,247	112,533	(57,914)	41,664	1,027,530

Fiscal year ended March 31, 2015:
Valuation allowance — Deferred tax assets	1,027,530	137,039	(80,541)	(6,406)	1,077,622

Fiscal year ended March 31, 2016:
Valuation allowance — Deferred tax assets	1,077,622	154,171	(116,277)	(59,658)	1,055,858

Note:

1.	Translation adjustment and the effect of changes in statutory tax rate.